FAIR VALUE MEASUREMENTS (TABLES)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements of financial instruments measured on a recurring basis
The fair value measurements for our financial instruments disclosed at fair value on a recurring basis are as follows (dollars in millions):

	December 31, 2014
	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total estimated fair value	Total carrying amount
Assets:
Mortgage loans	$—	$—	$1,768.9	$1,768.9	$1,691.9
Policy loans	—	—	106.9	106.9	106.9
Other invested assets:
Company-owned life insurance	—	157.6	—	157.6	157.6
Alternative investment funds	—	102.8	—	102.8	102.8
Cash and cash equivalents:
Unrestricted	549.6	62.0	—	611.6	611.6
Held by variable interest entities	68.3	—	—	68.3	68.3
Liabilities:
Policyholder account balances (a)	—	—	10,707.2	10,707.2	10,707.2
Investment borrowings	—	1,520.4	—	1,520.4	1,519.2
Borrowings related to variable interest entities	—	1,229.2	—	1,229.2	1,286.1
Notes payable – direct corporate obligations	—	807.4	—	807.4	794.4

	December 31, 2013
	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total estimated fair value	Total carrying amount
Assets:
Mortgage loans	$—	$—	$1,749.5	$1,749.5	$1,729.5
Policy loans	—	—	277.0	277.0	277.0
Other invested assets:
Company-owned life insurance	—	144.8	—	144.8	144.8
Alternative investment funds	—	67.6	—	67.6	67.6
Cash and cash equivalents:
Unrestricted	457.8	241.2	—	699.0	699.0
Held by variable interest entities	104.3	—	—	104.3	104.3
Liabilities:
Policyholder account balances (a)	—	—	12,776.4	12,776.4	12,776.4
Investment borrowings	—	1,948.5	—	1,948.5	1,900.0
Borrowings related to variable interest entities	—	993.7	—	993.7	1,012.3
Notes payable – direct corporate obligations	—	872.5	—	872.5	856.4

____________________

(a)
The estimated fair value of insurance liabilities for policyholder account balances was approximately equal to its carrying value at December 31, 2014 and 2013.  This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year.

The categorization of fair value measurements, by input level, for our financial instruments carried at fair value on a recurring basis at December 31, 2014 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$13,605.1	$365.9	$13,971.0
United States Treasury securities and obligations of United States government corporations and agencies	—	168.9	—	168.9
States and political subdivisions	—	2,242.2	35.5	2,277.7
Debt securities issued by foreign governments	—	1.9	—	1.9
Asset-backed securities	—	1,209.8	59.2	1,269.0
Collateralized debt obligations	—	324.5	—	324.5
Commercial mortgage-backed securities	—	1,275.1	1.2	1,276.3
Mortgage pass-through securities	—	4.2	.4	4.6
Collateralized mortgage obligations	—	1,341.0	—	1,341.0
Total fixed maturities, available for sale	—	20,172.7	462.2	20,634.9
Equity securities - corporate securities	216.9	174.1	28.0	419.0
Trading securities:
Corporate securities	—	24.3	—	24.3
United States Treasury securities and obligations of United States government corporations and agencies	—	3.7	—	3.7
Asset-backed securities	—	24.0	—	24.0
Commercial mortgage-backed securities	—	131.0	28.6	159.6
Mortgage pass-through securities	—	.1	—	.1
Collateralized mortgage obligations	—	29.7	—	29.7
Equity securities	3.5	—	—	3.5
Total trading securities	3.5	212.8	28.6	244.9
Investments held by variable interest entities - corporate securities	—	1,367.1	—	1,367.1
Other invested assets - derivatives	1.4	107.2	—	108.6
Assets held in separate accounts	—	5.6	—	5.6
Total assets carried at fair value by category	$221.8	$22,039.5	$518.8	$22,780.1

Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	$—	$—	$1,081.5	$1,081.5

The categorization of fair value measurements, by input level, for our financial instruments carried at fair value on a recurring basis at December 31, 2013 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$15,340.1	$359.6	$15,699.7
United States Treasury securities and obligations of United States government corporations and agencies	—	73.1	—	73.1
States and political subdivisions	—	2,204.4	—	2,204.4
Asset-backed securities	—	1,419.9	42.2	1,462.1
Collateralized debt obligations	—	47.3	246.7	294.0
Commercial mortgage-backed securities	—	1,609.0	—	1,609.0
Mortgage pass-through securities	—	11.8	1.6	13.4
Collateralized mortgage obligations	—	1,848.9	—	1,848.9
Total fixed maturities, available for sale	—	22,554.5	650.1	23,204.6
Equity securities - corporate securities	79.6	118.9	24.5	223.0
Trading securities:
Corporate securities	—	45.2	—	45.2
United States Treasury securities and obligations of United States government corporations and agencies	—	4.6	—	4.6
States and political subdivisions	—	14.1	—	14.1
Asset-backed securities	—	24.3	—	24.3
Commercial mortgage-backed securities	—	125.8	—	125.8
Mortgage pass-through securities	—	.1	—	.1
Collateralized mortgage obligations	—	31.1	—	31.1
Equity securities	2.4	—	—	2.4
Total trading securities	2.4	245.2	—	247.6
Investments held by variable interest entities - corporate securities	—	1,046.7	—	1,046.7
Other invested assets - derivatives	.6	156.2	—	156.8
Assets held in separate accounts	—	10.3	—	10.3
Total assets carried at fair value by category	$82.6	$24,131.8	$674.6	$24,889.0

Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	$—	$—	$903.7	$903.7
Other liabilities - embedded derivatives associated with modified coinsurance agreement	—	—	1.8	1.8
Total liabilities carried at fair value by category	$—	$—	$905.5	$905.5

Fair value assets and liabilities measured on a recurring basis, unobservable input reconciliation
The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2014 (dollars in millions):

	December 31, 2014
	Beginning balance as of December 31, 2013	Purchases, sales, issuances and settlements, net (b)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Assets of CLIC sold	Ending balance as of December 31, 2014	Amount of total gains (losses) for the year ended December 31, 2014 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$359.6	$70.0	$—	$20.1	$36.8	$(69.4)	$(51.2)	$365.9	$—
States and political subdivisions	—	(1.8)	—	3.0	36.5	—	(2.2)	35.5	—
Asset-backed securities	42.2	7.6	—	5.1	14.0	—	(9.7)	59.2	—
Collateralized debt obligations	246.7	—	—	—	—	(246.7)	—	—	—
Commercial mortgage-backed securities	—	1.1	—	.1	—	—	—	1.2	—
Mortgage pass-through securities	1.6	(1.2)	—	—	—	—	—	.4	—
Total fixed maturities, available for sale	650.1	75.7	—	28.3	87.3	(316.1)	(63.1)	462.2	—
Equity securities - corporate securities	24.5	3.5	—	—	—	—	—	28.0	—
Trading securities - commercial mortgage-backed securities	—	29.0	—	(.4)	—	—	—	28.6	(.4)
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(903.7)	(104.3)	(73.5)	—	—	—	—	(1,081.5)	(73.5)
Other liabilities - embedded derivatives associated with modified coinsurance agreement	(1.8)	1.8	—	—	—	—	—	—	—
Total liabilities	(905.5)	(102.5)	(73.5)	—	—	—	—	(1,081.5)	(73.5)

_________

(a)
Transfers into Level 3 are the result of unobservable inputs utilized within valuation methodologies for assets that were previously valued using observable inputs. Transfers out of Level 3 are due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

(b)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity and equity securities and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2014 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$71.7	$(1.7)	$—	$—	$70.0
States and political subdivisions	—	(1.8)	—	—	(1.8)
Asset-backed securities	9.9	(2.3)	—	—	7.6
Commercial mortgage-backed securities	1.1	—	—	—	1.1
Mortgage pass-through securities	1.1	(2.3)	—	—	(1.2)
Total fixed maturities, available for sale	83.8	(8.1)	—	—	75.7
Equity securities - corporate securities	3.5	—	—	—	3.5
Trading securities - commercial mortgage-backed securities	29.0	—	—	—	29.0
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(121.9)	7.5	(45.9)	56.0	(104.3)
Other liabilities - embedded derivatives associated with modified coinsurance agreement	—	3.4	(1.6)	—	1.8
Total liabilities	(121.9)	10.9	(47.5)	56.0	(102.5)

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2013 (dollars in millions):

	December 31, 2013
	Beginning balance as of December 31, 2012	Purchases, sales, issuances and settlements, net (b)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Ending balance as of December 31, 2013	Amount of total gains (losses) for the year ended December 31, 2013 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$355.5	$34.0	$(.3)	$(9.8)	$13.2	$(33.0)	$359.6	$—
States and political subdivisions	13.1	—	—	—	—	(13.1)	—	—
Asset-backed securities	44.0	1.6	.1	(3.6)	.1	—	42.2	—
Collateralized debt obligations	324.0	(85.4)	.2	7.9	—	—	246.7	—
Commercial mortgage-backed securities	6.2	—	—	—	—	(6.2)	—	—
Mortgage pass-through securities	1.9	(.3)	—	—	—	—	1.6	—
Collateralized mortgage obligations	16.9	—	—	—	—	(16.9)	—	—
Total fixed maturities, available for sale	761.6	(50.1)	—	(5.5)	13.3	(69.2)	650.1	—
Equity securities:
Corporate securities	.1	24.5	—	(.1)	—	—	24.5	—
Venture capital investments	2.8	—	(2.5)	(.3)	—	—	—	—
Total equity securities	2.9	24.5	(2.5)	(.4)	—	—	24.5	—
Trading securities:
States and political subdivisions	.6	—	—	—	—	(.6)	—	—
Collateralized debt obligations	7.3	(7.7)	.6	(.2)	—	—	—	(.2)
Collateralized mortgage obligations	5.8	—	—	—	—	(5.8)	—	—
Total trading securities	13.7	(7.7)	.6	(.2)	—	(6.4)	—	(.2)
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(734.0)	(219.0)	49.3	—	—	—	(903.7)	49.3
Other liabilities - embedded derivatives associated with modified coinsurance agreement	(5.5)	3.7	—	—	—	—	(1.8)	—
Total liabilities	(739.5)	(215.3)	49.3	—	—	—	(905.5)	49.3
____________

(a)
Transfers into Level 3 are the result of unobservable inputs utilized within valuation methodologies for assets that were previously valued using observable inputs. Transfers out of Level 3 are due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

(b)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity and equity securities and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2013 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$44.0	$(10.0)	$—	$—	$34.0
Asset-backed securities	22.0	(20.4)	—	—	1.6
Collateralized debt obligations	6.0	(91.4)	—	—	(85.4)
Mortgage pass-through securities	—	(.3)	—	—	(.3)
Total fixed maturities, available for sale	72.0	(122.1)	—	—	(50.1)
Equity securities - corporate securities	24.5	—	—	—	24.5
Trading securities - collateralized debt obligations	—	(7.7)	—	—	(7.7)
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(105.6)	1.4	(156.3)	41.5	(219.0)
Other liabilities - embedded derivatives associated with modified coinsurance agreement	—	3.7	—	—	3.7
Total liabilities	(105.6)	5.1	(156.3)	41.5	(215.3)

Fair value inputs
The following table provides additional information about the significant unobservable (Level 3) inputs developed internally by the Company to determine fair value for certain assets and liabilities carried at fair value at December 31, 2014 (dollars in millions):

	Fair value at December 31, 2014	Valuation technique(s)	Unobservable inputs	Range (weighted average)
Assets:
Corporate securities (a)	$312.1	Discounted cash flow analysis	Discount margins	1.48% - 5.83% (2.58%)
Asset-backed securities (b)	30.6	Discounted cash flow analysis	Discount margins	1.99% - 4.15% (2.95%)
Equity security (c)	28.0	Market approach	Projected cash flows	Not applicable
Other assets categorized as Level 3 (d)	148.1	Unadjusted third-party price source	Not applicable	Not applicable
Total	518.8
Liabilities:
Future policy benefits (e)	1,081.5	Discounted projected embedded derivatives	Projected portfolio yields	5.15% - 5.61% (5.42%)
			Discount rates	0.00 - 2.74% (1.78%)
			Surrender rates	1.98% - 47.88% (14.16%)
________________________________

(a)
Corporate securities - The significant unobservable input used in the fair value measurement of our corporate securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(b)
Asset-backed securities - The significant unobservable input used in the fair value measurement of these asset-backed securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(c)
Equity security - This equity security represents an investment in a company that is constructing a manufacturing facility. The significant unobservable input is the cash flows that will be generated upon completion of the manufacturing facility. Given the nature of this investment, the best current indicator of value is the cost basis of the investment, which we believe approximates market value.

(d)	Other assets categorized as Level 3 - For these assets, there were no adjustments to quoted market prices obtained from third-party pricing sources.

(e)
Future policy benefits - The significant unobservable inputs used in the fair value measurement of our embedded derivatives associated with fixed index annuity products are projected portfolio yields, discount rates and surrender rates. Increases (decreases) in projected portfolio yields in isolation would lead to a higher (lower) fair value measurement. The discount rate is based on the Treasury rate adjusted by a margin. Increases (decreases) in the discount rates would lead to a lower (higher) fair value measurement. Assumed surrender rates are used to project how long the contracts remain in force. Generally, the longer the contracts are assumed to be in force the higher the fair value of the embedded derivative.

The following table provides additional information about the significant unobservable (Level 3) inputs developed internally by the Company to determine fair value for certain assets and liabilities carried at fair value at December 31, 2013 (dollars in millions):

	Fair value at December 31, 2013	Valuation technique(s)	Unobservable inputs	Range (weighted average)
Assets:
Corporate securities (a)	$260.3	Discounted cash flow analysis	Discount margins	1.65% - 2.90% (2.36%)
Asset-backed securities (b)	35.1	Discounted cash flow analysis	Discount margins	2.03% - 4.20% (3.09%)
Collateralized debt obligations (c)	240.7	Discounted cash flow analysis	Recoveries	64% - 67% (65.8%)
			Constant prepayment rate	20%
			Discount margins	.95% - 2.00% (1.32%)
			Annual default rate	1.14% - 5.57% (3.05%)
			Portfolio CCC %	1.52% - 21.79% (12.57%)
Equity security (d)	24.5	Market approach	Projected cash flows	Not applicable
Other assets categorized as Level 3 (e)	114.0	Unadjusted third-party price source	Not applicable	Not applicable
Total	674.6
Liabilities:
Future policy benefits (f)	905.5	Discounted projected embedded derivatives	Projected portfolio yields	5.35% - 6.63% (5.60%)
			Discount rates	0.00 - 4.64% (2.47%)
			Surrender rates	2.80% - 54.60% (14.39%)

________________________________

(a)
Corporate securities - The significant unobservable input used in the fair value measurement of our corporate securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(b)
Asset-backed securities - The significant unobservable input used in the fair value measurement of these asset-backed securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(c)
Collateralized debt obligations - The significant unobservable inputs used in the fair value measurement of our collateralized debt obligations relate to collateral performance, including default rate, recoveries and constant prepayment rate, as well as discount margins of the underlying collateral. Significant increases (decreases) in default rate in isolation would result in a significantly lower (higher) fair value measurement. Generally, a significant increase (decrease) in the constant prepayment rate and recoveries in isolation would result in a significantly higher (lower) fair value measurement. Generally a significant increase (decrease) in discount margin in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the annual default rate is accompanied by a directionally similar change in the assumption used for discount margins and portfolio CCC % and a directionally opposite change in the assumption used for constant prepayment rate and recoveries. A tranche's payment priority and investment cost basis could alter generalized fair value outcomes.

(d)
Equity security - This equity security represents an investment in a company that is constructing a manufacturing facility. The significant unobservable input is the cash flows that will be generated upon completion of the manufacturing facility. Given the nature of this investment, the best current indicator of value is the cost basis of the investment, which we believe approximates market value.

(e)	Other assets categorized as Level 3 - For these assets, there were no adjustments to quoted market prices obtained from third-party pricing sources.

(f)
Future policy benefits - The significant unobservable inputs used in the fair value measurement of our embedded derivatives associated with fixed index annuity products are projected portfolio yields, discount rates and surrender rates. Increases (decreases) in projected portfolio yields in isolation would lead to a higher (lower) fair value measurement. The discount rate is based on the Treasury rate adjusted by a margin. Increases (decreases) in the discount rates would lead to a lower (higher) fair value measurement. Assumed surrender rates are used to project how long the contracts remain in force. Generally, the longer the contracts are assumed to be in force the higher the fair value of the embedded derivative.